UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    52

Form 13F Information Table Value Total:    $807,330 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMAX INC                    COM              00826a109     1738   148000 SH       SOLE                        0        0   148000
AKAMAI TECHNOLOGIES INC        COM              00971t101      844    23000 SH       SOLE                        0        0    23000
APPLE INC                      COM              037833100    13790    23000 SH       SOLE                        0        0    23000
ARIAD PHARMACEUTICALS INC      COM              04033a100     1790   112000 SH       SOLE                        0        0   112000
ASPEN TECHNOLOGY INC           COM              045327103     1236    60200 SH       SOLE                        0        0    60200
ASSURED GUARANTY LTD           COM              g0585r106     1900   115000 SH       SOLE                        0        0   115000
AUTOZONE INC                   COM              053332102     2603     7000 SH       SOLE                        0        0     7000
BAIDU INC                      SPON ADR REP A   056752108      787     5400 SH       SOLE                        0        0     5400
BE AEROSPACE INC               COM              073302101     2556    55000 SH       SOLE                        0        0    55000
CATERPILLAR INC DEL            COM              149123101    10652   100000 SH  CALL SOLE                        0        0   100000
CF INDS HLDGS INC              COM              125269100     1735     9500 SH       SOLE                        0        0     9500
CHENIERE ENERGY INC            COM NEW          16411r208     7550   504000 SH       SOLE                        0        0   504000
CIRRUS LOGIC INC               COM              172755100     1666    70000 SH       SOLE                        0        0    70000
CNO FINL GROUP INC             COM              12621e103      887   114000 SH       SOLE                        0        0   114000
COBALT INTL ENERGY INC         COM              19075f106     8348   278000 SH       SOLE                        0        0   278000
COLFAX CORP                    COM              194014106     1656    47000 SH       SOLE                        0        0    47000
CORNERSTONE ONDEMAND INC       COM              21925y103     2686   123000 SH       SOLE                        0        0   123000
DATAWATCH CORP                 COM NEW          237917208      970    73000 SH       SOLE                        0        0    73000
DISCOVER FINL SVCS             COM              254709108     3001    90000 SH       SOLE                        0        0    90000
ETHAN ALLEN INTERIORS INC      COM              297602104     1469    58000 SH       SOLE                        0        0    58000
FAIR ISAAC CORP                COM              303250104     1844    42000 SH       SOLE                        0        0    42000
FARO TECHNOLOGIES INC          COM              311642102     1808    31000 SH       SOLE                        0        0    31000
FEI CO                         COM              30241l109      884    18000 SH       SOLE                        0        0    18000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415v109     5526   220000 SH       SOLE                        0        0   220000
FRANCESCAS HLDGS CORP          COM              351793104     1897    60000 SH       SOLE                        0        0    60000
GOLDMAN SACHS GROUP INC        COM              38141g104     1492    12000 SH       SOLE                        0        0    12000
INFOSPACE INC                  COM PAR $.0001   45678t300      999    78000 SH       SOLE                        0        0    78000
ISHARES TR                     BARCLYS 20+ YR   464287432   561000  5000000 SH  PUT  SOLE                        0        0  5000000
LIMELIGHT NETWORKS INC         COM              53261m104      911   277000 SH       SOLE                        0        0   277000
LINKEDIN CORP                  COM CL A         53578a108     3539    34700 SH       SOLE                        0        0    34700
MICROSTRATEGY INC              CL A NEW         594972408     1120     8000 SH       SOLE                        0        0     8000
NATIONAL OILWELL VARCO INC     COM              637071101     3417    43000 SH       SOLE                        0        0    43000
NETFLIX INC                    COM              64110L106     3451    30000 SH  PUT  SOLE                        0        0    30000
NETSUITE INC                   COM              64118q107     2364    47000 SH       SOLE                        0        0    47000
ON ASSIGNMENT INC              COM              682159108     1747   100000 SH       SOLE                        0        0   100000
POLARIS INDS INC               COM              731068102     1371    19000 SH       SOLE                        0        0    19000
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297    10225   500000 SH  CALL SOLE                        0        0   500000
RED HAT INC                    COM              756577102     1138    19000 SH       SOLE                        0        0    19000
SEAGATE TECHNOLOGY PLC         SHS              g7945m107     3585   133000 SH       SOLE                        0        0   133000
SPDR S&P 500 ETF TR            TR UNIT          78462f103     4928    35000 SH       SOLE                        0        0    35000
SPDR S&P 500 ETF TR            TR UNIT          78462f103    98567   700000 SH  CALL SOLE                        0        0   700000
SYNCHRONOSS TECHNOLOGIES INC   COM              87157b103     1149    36000 SH       SOLE                        0        0    36000
TATA MTRS LTD                  SPONSORED ADR    876568502     2697   100000 SH       SOLE                        0        0   100000
TRIMBLE NAVIGATION LTD         COM              896239100     1633    30000 SH       SOLE                        0        0    30000
TRINA SOLAR LIMITED            SPON ADR         89628e104     2210   310000 SH       SOLE                        0        0   310000
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     1858    40000 SH       SOLE                        0        0    40000
UBIQUITI NETWORKS INC          COM              90347a100     8138   257300 SH       SOLE                        0        0   257300
UNITED RENTALS INC             COM              911363109     3002    70000 SH       SOLE                        0        0    70000
WELLS FARGO & CO NEW           COM              949746101     2731    80000 SH  CALL SOLE                        0        0    80000
WESTERN DIGITAL CORP           COM              958102105     1656    40000 SH       SOLE                        0        0    40000
WYNDHAM WORLDWIDE CORP         COM              98310w108      977    21000 SH       SOLE                        0        0    21000
ZILLOW INC                     CL A             98954a107     1602    45000 SH       SOLE                        0        0    45000